Short-Term Investments - Schedule Of Short Term Investment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) ounces Coins	Dec. 31, 2025 USD ($) ounces Coins	Dec. 31, 2024 CNY (¥)
Schedule Of Short Term Investment [Line Items]
Cost Basis	¥ 119,086
Fair Value	124,713	$ 17,834	¥ 0
Exchange difference	(95)
Cumulative gain or loss	¥ 5,722
Paper Gold [Member]
Schedule Of Short Term Investment [Line Items]
Quantity | ounces	3,349	3,349
Cost Basis	¥ 94,393
Fair Value	101,408
Exchange difference	(114)
Cumulative gain or loss	¥ 7,129
Bitcoin and Ethereum [Member]
Schedule Of Short Term Investment [Line Items]
Quantity | Coins	137	137
Cost Basis	¥ 24,693
Fair Value	23,305
Exchange difference	19
Cumulative gain or loss	¥ (1,407)